25. Operating segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Gross revenue from construction recognized under IFRIC 12	R$ 2,946,566	R$ 2,802,670	R$ 3,150,877
Construction costs recognized under IFRIC 12	(2,881,394)	(2,739,657)	(3,080,542)
Construction margin	R$ 65,172	R$ 63,013	R$ 70,335